July 3, 2008

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention:     Office of Filings, Information & Consumer Service

Re:	Munder Series Trust (“Trust”) (File Nos. 333-102943 and 811-21294)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we are transmitting for filing via EDGAR on behalf of the Trust this letter as certification that the Prospectus and Statement of Additional Information each dated July 1, 2008 for the Munder Multi-Cap Growth Fund do not differ from those contained in Post-Effective Amendment No. 29 to the Trust’s Registration Statement on Form N-1A that was filed electronically via EDGAR on July 1, 2008 (Accession No. 0001193125-08-144816).

If you have any questions, please contact me at (617) 662-3969.

Sincerely,

/s/ Francine S. Hayes

Francine S. Hayes

Vice President and Senior Counsel

cc:	A. Eisenbeis